PRE-PAID ADVANCE (Details Narrative)				1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jul. 27, 2023 USD ($) $ / shares	Jul. 31, 2023 USD ($)	Feb. 28, 2023 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 30, 2024 USD ($)	Aug. 24, 2024 USD ($)	Jun. 30, 2024 € / shares	Apr. 19, 2024 USD ($)	Apr. 01, 2024 USD ($)	Dec. 31, 2023 € / shares
IfrsStatementLineItems [Line Items]
Ordinary shares | € / shares													€ 1			€ 1
Floor price per share | $ / shares			$ 1.10
Repayments of borrowings						$ 30,000	$ 30,000	$ 30,000
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Ordinary shares											$ 1,500,000	$ 1,500,000
Notional amount											$ 223,600	$ 407,000
Standby equity purchase agreement [member]
IfrsStatementLineItems [Line Items]
Ordinary shares		$ 1,979,000		$ 1,979,000	$ 25,000,000
Description of share-based payment arrangement					(i) equal to 96% of the weighted average price (“VWAP”) of the common stock during the applicable pricing period or (ii) equal to 97% of the lowest VWAP of the common stock during a pricing period of 3 consecutive trading days commencing on the relevant period.
Notional amount					$ 3,500,000
Ordinary shares | $ / shares					$ 3.65
Purchase price of per share | $ / shares					$ 1.10
Repayments of borrowings	$ 1,300,000		$ 500,000	$ 1,500,000
Standby equity purchase agreement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Repayments of borrowings		$ 377,000
Standby equity purchase agreement [member] | First installment [member]
IfrsStatementLineItems [Line Items]
Notional amount					$ 1,500,000
Standby equity purchase agreement [member] | Second installment [member]
IfrsStatementLineItems [Line Items]
Notional amount					$ 2,000,000
Prepaid advance percentage					92.00%
Equity Purchase Agreement [Member] | Entering into significant commitments or contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Notional amount														$ 30,000,000	$ 30,000,000